Commitments (Details) - USD ($) $ in Billions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Commitments Disclosure [Abstract]
Operating leases, rent expense	$ 2.6	$ 2.5	$ 2.8